Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Tax on (loss)/Profit
Tax on profit/(loss)

	2021 $m	2020 $m	2019 $m
Current tax
UK tax at 19.00%:
Current period	1	–	5
Adjustments in respect of prior periods	–	(2)	13
	1	(2)	18
Foreign tax:
Current period	138	43	154
Benefit of tax reliefs on which no deferred tax previously recognised	–	(2)	(2)
Adjustments in respect of prior periods	4	(5)	(11)
	142	36	141
	143	34	159
Deferred tax
Origination and reversal of temporary differences	(21)	(35)	11
Changes in tax rates and tax laws	(25)	(8)	2
Adjustments to estimated recoverable deferred tax assets a	2	(14)	(2)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	–	(1)	–
Adjustments in respect of prior periods	(3)	4	(14)
	(47)	(54)	(3)
Income tax charge/(credit) for the year	96	(20)	156

Analysed as tax relating to:
Profit before exceptional items b	125	32	176
Exceptional items:
Tax on exceptional items (note 6)	(3)	(52)	(20)
Exceptional tax (note 6)	(26)	–	–
	96	(20)	156

a	Represents a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.

b	Includes $115m (2020: $41m, 2019: $113m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets

	Total a			Before exceptional items and System Fund b
	2021%	2020%	2019%	2021%	2020%	2019%
Reconciliation of tax charge
UK tax at standard rate	19.0	19.0	19.0	19.0	19.0	19.0
Tax credits	(0.1)	0.5	(0.8)	(0.1)	(1.7)	(0.6)
System Fund c	0.4	(6.6)	1.1	(0.1)	(1.1)	(0.5)
Impairment charges	–	–	1.7	–	–	–
Other permanent differences	1.4	(4.2)	1.3	1.2	12.1	0.8
Non-recoverable foreign taxes d	3.5	(5.1)	3.2	3.1	16.9	2.4
Net effect of different rates of tax in overseas businesses e	6.8	(4.5)	6.7	6.9	18.9	5.5
Effect of changes in tax rates and tax laws f	(7.0)	2.9	(0.4)	–	(9.6)	(0.3)
Reduction in current tax expense by previously unrecognised deferred tax assets	(0.1)	0.7	(0.4)	(0.1)	(2.4)	(0.3)
Items on which deferred tax arose but where no deferred tax is recognised g	2.0	(1.9)	–	1.3	5.1	–
Effect of adjustments to estimated recoverable deferred tax assets h	0.5	5.1	(0.4)	0.4	(16.9)	(0.3)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	–	0.3	–	–	–	–
Adjustment to tax charge in respect of prior periods	0.2	0.9	(2.2)	(0.4)	(2.7)	(1.9)
	26.6	7.1	28.8	31.2	37.6	23.8

a	Calculated in relation to total profits including exceptional items and System Fund.

b	Calculated in relation to profits excluding exceptional items and System Fund earnings.

c	The System Fund is, in general, not subject to taxation.

d
The large increase in 2020 when compared to 2019 is a result of the material decrease in Group profitability. This meant that the Group was no longer able to obtain effective relief for withholding taxes incurred on its revenues and in respect of other taxes, primarily in the US and Singapore.

e
Before exceptional items and System Fund includes 6.7 percentage points (2020: 18.9 percentage points, 2019: 4.9 percentage points) driven by the relatively high blended US rate, which includes US Federal and State taxes as well as Base Erosion and Anti-Avoidance Tax (‘BEAT’). In 2020, the lower profitability resulted in a large impact of BEAT, and the trading results in the year led to a higher proportion of the Group’s profit being taxed in the US.

f
In 2021, the UK Government enacted an increase to the UK rate of Corporation Tax from 19% to 25%. This has led to an increase in value to the Group’s existing deferred tax assets in the UK, contributing to a benefit to the Group’s total effective rate of 7.1 percentage points. In 2020, the UK Government reversed a previously enacted drop to the UK rate of Corporation Tax, contributing to a benefit to the Group effective tax rate, before exceptional items and System Fund, of 7.9 percentage points.

g	Predominantly in respect of losses arising in the year.

h	In 2020, the Group simplified its Group structure which led to an increase to existing deferred tax assets within the UK.

Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund
A reconciliation between total tax rate and tax rate before exceptional items and System Fund is shown below:

	2021			2020			2019
	Profit before tax $m	Tax $m	Rate %	(Loss)/ profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %
Group income statement	361	96	26.6	(280)	(20)	7.1	542	156	28.8
Adjust for:
Exceptional items (note 6)	29	29		263	52		148	20
System Fund	11	–		102	–		49	–
	401	125	31.2	85	32	37.6	739	176	23.8

Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement
A reconciliation of tax paid to the total tax charge in the Group income statement is as follows:

	2021 $m	2020 $m	2019 $m
Current tax charge in the Group income statement	(143)	(34)	(159)
Current tax (charge)/credit in the Group statement of comprehensive income	–	(1)	2
Current tax credit taken directly to equity	–	–	4
Total current tax charge	(143)	(35)	(153)
Movements to tax contingencies a	4	(8)	3
Timing differences of cash tax paid and foreign exchange differences b	53	2	9
Tax paid per cash flow	(86)	(41)	(141)

a
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

b	2021 includes $20m of refunds in respect of earlier years, $12m of other receivables which have been allocated to payments that otherwise would have been due and $28m of payments due in 2022.

Summary of Deferred Tax
Deferred tax

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees $m	Deferred gains on loan notes $m	Associates $m	Losses $m	Employee benefits $m	Deferred compen- sation $m	Credit losses $m	Contract costs $m	Other short-term temporary differences $m	Total $m
At 1 January 2020	(119)	(14)	43	(34)	(58)	27	33	41	12	(16)	33	(52)
Group income statement	23	14	(2)	–	–	28	–	1	10	(1)	(19)	54
Group statement of comprehensive income	–	–	–	–	–	6	1	–	–	–	8	15
Group statement of changes in equity	–	–	–	–	–	–	(1)	–	–	–	–	(1)
Exchange and other adjustments	1	–	1	–	1	–	1	–	–	–	(2)	2
At 31 December 2020	(95)	–	42	(34)	(57)	61	34	42	22	(17)	20	18
Group income statement	15	–	(2)	–	2	21	4	6	(1)	4	(2)	47
Group statement of comprehensive income	–	–	–	–	–	4	–	–	–	–	(15)	(11)
Group statement of changes in equity	–	–	–	–	–	–	2	–	–	–	–	2
Exchange and other adjustments	(1)	–	–	–	–	(2)	(1)	–	(1)	(1)	4	(2)
At 31 December 2021	(81)	–	40	(34)	(55)	84	39	48	20	(14)	7	54

Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so, and analysis of the most material territories as follows:

	2021 $m	2020 $m
Deferred tax assets	147	113
Deferred tax liabilities	(93)	(95)
	54	18

Analysed as:
United Kingdom	127	103
United States	(87)	(89)
Other	14	4
	54	18

Summary of Unrecognised Deferred Tax Position
The total unrecognised deferred tax position is as follows:

		Gross	Unrecognised deferred tax

	2021	2020	2021	2020
	$m	$m	$m	$m

Revenue losses	458	467	87	76

Capital losses	551	562	138	109

	1,009	1,029	225	185

Tax credits	10	12	10	12

Other a	16	19	3	3

	1,035	1,060	238	200

a	Primarily relates to costs incurred for which tax relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

		Gross	Unrecognised deferred tax

	2021	2020	2021	2020
	$m	$m	$m	$m

Expiry date

2021	–	33	–	8

2022	10	11	3	3

2023	2	2	–	–

2024	4	5	1	1

2025	100	110	25	26

2026	13	1	2	–

2027	–	3	–	1

2028	6	7	2	2

After 2028	12	17	11	15